Warrants (Details Narrative) - USD ($)		12 Months Ended
	Feb. 06, 2024	Jan. 31, 2025	Jul. 31, 2025	Jan. 31, 2024	Jul. 17, 2023
Share purchase warrants outstanding		13,411,582	16,775,737
Share purchase warrants exercisable		12,904,050	16,268,205
Warrants weighted average remaining life		1 year 8 months 12 days
Warrant exercise price per share			$ 0.13
Warrants outstanding		$ 843,373		$ 4,593,718
Warrants term		3 years	1 year 6 months 7 days		3 years
Warrants expiration extend, description	the Company extended all warrants issued by the Company which expired or will expire during the year 2023. These warrants are extended for an additional three years.
Investor [Member]
Warrant exercise price per share				$ 0.59
Number of warrants issued				238,169
Warrants term				3 years
Common Stock [Member]
Warrant exercise price per share		$ 0.17